Fair Value Measurements - Schedule of Changes in Fair Value of Warrants (Details) - USD ($)	3 Months Ended		11 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Beginning balance		$ 53,801,110	$ 25,275,880
Change in fair value of derivative warrant liabilities			28,525,230
Ending balance	$ 50,497,400		53,801,110
Private Warrants
Class of Warrant or Right [Line Items]
Beginning balance	10,653,560	18,415,060
Change in fair value of derivative warrant liabilities	6,102,840	(7,761,500)
Ending balance	$ 16,756,400	$ 10,653,560	$ 18,415,060